Other Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Defined benefit pension obligations, net (note 9)	$ 4,720	$ 4,903
Other non-current liabilities	2,672	3,232
Other Liabilities Noncurrent	14,312	20,038
All Acquisitions
Schedule of Accrued Liabilities [Line Items]
Acquisition consideration payable		11,903
Personnel Related
Schedule of Accrued Liabilities [Line Items]
Other Liabilities Noncurrent	$ 6,920